Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	May 06, 2020 Exchange_Rate	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate | Exchange_Rate	24.3812
Net Asset (Liability)			$ (1,911,654,014)		$ (1,934,000,493)
U.S [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 11,817,320		$ 8,458,532
Exchange rate	24.3812	18.8452	18.8452	19.6829	19.6829
Liability		$ 76,053,967		$ 80,583,838
Net Asset (Liability)		(64,236,647)	$ (1,210,552,454)	(72,125,306)	$ (1,419,635,185)
Euro [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 1,974		$ 14,459
Exchange rate		21.1537	21.1537	22.5054	22.5054
Liability		$ 27,932,908		$ 15,714,542
Net Asset (Liability)		(27,930,934)	$ (590,842,588)	$ (15,700,083)	$ (353,336,648)
Pound sterling [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 29
Exchange rate		24.9586	24.9586	25.0878	25.0878
Liability		$ 1,575,918		$ 816,469
Net Asset (Liability)		$ (1,575,889)	$ (39,331,978)	$ (816,469)	$ (20,483,411)
Japan, yen [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		0.1734	0.1734	0.17930	0.17930
Liability		$ 221,975,145		$ 467,077,295
Net Asset (Liability)		$ (221,975,145)	$ (38,490,490)	$ (467,077,295)	$ (83,746,959)
Switzerland, Francs [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		19.4596	19.4596	19.9762	19.9762
Liability		$ 1,666,864		$ 2,843,298
Net Asset (Liability)		$ (1,666,864)	$ (32,436,504)	$ (2,843,298)	$ (56,798,290)